Consolidated and Combined Condensed Statements of Earnings (Q2) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 1,288	$ 1,253	$ 2,534	$ 2,478	$ 5,021	$ 4,870	$ 4,700
Cost of sales	(514)	(529)	(1,013)	(1,046)	(2,120)	(2,110)	(1,987)
Gross profit	774	724	1,521	1,432	2,901	2,760	2,713
Operating costs:
Selling, general and administrative expenses	(414)	(378)	(808)	(738)	(1,536)	(1,431)	(1,428)
Research and development expenses	(61)	(57)	(121)	(113)	(225)	(217)	(244)
Operating profit	299	289	592	581	1,140	1,112	1,041
Nonoperating income (expense):
Other income (expense), net	1	(14)	(14)	(14)	(14)	1	6
Interest expense, net	(30)	0	(58)	0	(30)	0	0
Earnings before income taxes	270	275	520	567	1,096	1,113	1,047
Income taxes	(67)	(66)	(133)	(133)	(257)	(268)	(186)
Net earnings	$ 203	$ 209	$ 387	$ 434	$ 839	$ 845	$ 861
Net earnings per common share:
Basic (in usd per share)	$ 0.82	$ 0.85	$ 1.57	$ 1.76	$ 3.41	$ 3.43	$ 3.5
Diluted (in usd per share)	$ 0.81	$ 0.85	$ 1.55	$ 1.76	$ 3.4	$ 3.43	$ 3.5
Average common stock and common equivalent shares outstanding:
Basic (in shares)	247.2	246.3	247.1	246.3	246.4	246.3	246.3
Diluted (in shares)	249.3	246.3	249.1	246.3	246.8	246.3	246.3